Trade receivables and other current assets - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	€ 2,136		€ 2,977
Prepaid expenses	2,318		3,195
Decrease in other receivables	(2,064)		(1,459)	€ (4,375)
Payments to suppliers for goods and services	1,000		700
Research tax credit	2,800		3,300	3,900
Increase / (Decrease) in trade and other payables	(5,411)		1,959	€ 8,675
Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables	1,600		2,100
Supplier
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Decrease in other receivables	300
ICON Plc
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Increase / (Decrease) in trade and other payables	2,100
ICON Plc | Non-clinicals
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Increase / (Decrease) in trade and other payables	1,300
ICON Plc | Vendors Payables
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Increase / (Decrease) in trade and other payables	600
2024 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit			3,400
2024 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit			2,954
Research tax credit			3,000
2024 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit			400
2025 Tax Year
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	3,000
2025 Tax Year | Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	2,873
Research tax credit	2,900
2025 Tax Year | Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Research tax credit	200
Third Party Services
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	1,200
Technology Transfer and Technical | Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables			700
Intellectual Property Services | Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Trade receivables			100
Janssen
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Payments to suppliers for goods and services | $		$ 6.4
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets [Line Items]
Prepaid expenses	€ 1,100		€ 1,200